Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

March 6, 2020

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209 Post-Effective Amendment No. 592

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 592 to the Trust’s Registration Statement on Form N‑1A (“Amendment”).  The Amendment is being filed for the purpose of adding the following new series to the Trust: Global X Emerging Markets Bond ETF.

Please do not hesitate to call Mark A. Sheehan at (215) 564-8027 if you have any questions regarding the foregoing. Thank you for your attention to this matter.
Sincerely, /s/ John Belanger John Belanger